Cash and Bank Balances (Tables)	6 Months Ended
Dec. 31, 2023
Cash and Bank Balances [Abstract]
Schedule of Cash and Bank Balances
	31 December 2023	30 June 2023
	RM	RM

Cash and bank balances	30,080,568	31,453,867
Deposits with license banks	23,549,306	24,729,745
	53,629,874	56,183,612